SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net loss	$ (4,413,866)	$ (3,242,501)
Denominator:
Basic weighted average common shares outstanding (in shares)	4,096,353	12,741,219
Diluted weighted average common shares outstanding (in shares)	4,096,353	12,741,219
Basic net loss per common share (in dollars per share)	$ (1.08)	$ (0.25)
Diluted net loss per common share (in dollars per share)	$ (1.08)	$ (0.25)